Supplemental Consolidations Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Mar. 29, 2013	Sep. 28, 2012	Sep. 17, 2012	Mar. 07, 2012	Mar. 09, 2011
Balance Sheet Related Disclosures [Abstract]
Contracts in process	$ 378		$ 358
Other	472		489
Prepaid expenses and other current assets	850		847
Deferred tax asset-non current	279		390
Other	802		781
Other assets	1,081		1,171
Employee-related Liabilities, Current	313		280
Deferred income tax liability-current	44		10
Income taxes payable-current	39		115
Dividends payable	148	296	139	139	231	468
Other	1,315		1,184
Accrued and other current liabilities	1,859		1,728
Long-term pension and postretirement liabilities	391		565
Deferred income tax liability-non-current	185		162
Income taxes payable-non-current	144		121
Other	1,161		1,412
Other liabilities	$ 1,881		$ 2,260